Note 12 - Subsequent Event (Details Textual)			3 Months Ended	12 Months Ended
	Jul. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Jul. 30, 2024	Jul. 15, 2024 CAD ($)	Jul. 30, 2023	Jul. 30, 2022	Aug. 01, 2021
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			0	238,500
Exercise price, share options granted (in CAD per share) | $ / shares			$ 0	$ 5.87
Option life, share options granted				3.5
Potential ordinary share transactions [member] | Options to MZHCI LLC [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	36,000	36,000
Exercise price, share options granted (in CAD per share) | (per share)	$ 3.91	$ 2.84
Option life, share options granted	5	5
Jean Lake Property [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable							6,128	6,704	5,000
Jean Lake Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Cash transferred						$ 50,000
Number of instruments or interests issued or issuable					6,128	12,106
Equity interests of acquirer						$ 50,000